Financial Instruments - Summary of Deferred Gains and Losses on Cash Flow Hedges Currently Expected to Recognised in Future Period (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	£ (2)
Within 1 year [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	(15)
1-2 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	(1)
2-3 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	8
3-4 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	(1)
4 years and beyond [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	7
Debt hedges [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	5
Debt hedges [member] | Within 1 year [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	3
Debt hedges [member] | 1-2 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	(1)
Debt hedges [member] | 2-3 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	(2)
Debt hedges [member] | 3-4 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	(2)
Debt hedges [member] | 4 years and beyond [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	7
Revenue hedges [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	(7)
Revenue hedges [member] | Within 1 year [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	(18)
Revenue hedges [member] | 2-3 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	10
Revenue hedges [member] | 3-4 years [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gains/(losses) deferred in hedge reserve	£ 1